Financial liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
Financial liabilities break down as follows:

(amounts in thousands of euros)
FINANCIAL LIABILITIES	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024	AS OF DECEMBER 31, 2025
Kreos & Claret bond loans	—	26,373	—
Lease liabilities	160	1,431	554
PGE	2,402	1,252	—
Borrowings	2,563	29,056	554
Kreos & Claret convertible notes (OCABSA)	21,643	23,370	—
Convertible loan notes	21,643	23,370	—
Kreos & Claret minimal return indemnifications	—	3,620	—
Derivative instruments	—	3,620	—
Conditional advances Bpifrance	3,262	—	—
Royalty certificates	12,229	13,023	30,237
Other financial liabilities	15,491	13,023	30,237
Total non-current financial liabilities	39,697	69,069	30,790

Kreos & Claret bond loans	—	20,028	—
Lease liabilities	379	932	1,302
PGE	1,276	1,235	—
Borrowings	1,655	22,195	1,302
Heights convertible notes	29,605	21,574	—
Convertible loan notes	29,605	21,574	—
Conditional advances Bpifrance	3,509	—	—
Other financial liabilities	3,509	—	—
Kreos & Claret BSA	2,579	1,166	—
Derivative instruments	2,579	1,166	—
Total current financial liabilities	37,348	44,935	1,302
Total financial liabilities	77,045	114,004	32,093
Note 15.1. Structured debt financing with Kreos & Claret subscribed in August 2023 – “Kreos / Claret Financing”
On August 20, 2023, the Group entered into a structured debt financing agreement with Kreos and Claret (the Kreos / Claret
Financing), for up to €75,000 thousand.
On August 22, 2023, the Group repaid in full the pre-existing debt agreements with Kreos for a total amount of €7,661 thousand. The accounting treatment of this transaction is explained in Note 15.3.
The Kreos / Claret Financing consists of three tranches of €25,000 thousand each in aggregate principal amount:
•The first tranche (“tranche A”) in aggregate principal amount of €25,000 thousand takes the form of senior secured convertible bonds with warrants attached (the “Kreos / Claret OCABSA”) and was drawn on August 22, 2023. The Kreos /
Claret OCABSA are convertible into ordinary shares at any time from their issuance at the request of their holders at a fixed conversion price of €21.2209, subject to standard adjustments, including anti-dilution and dividend protections.
Interest on the Kreos / Claret OCABSA accrues at a 9.00% annual fixed interest rate, payable in quarterly installments. The
Kreos / Claret OCBSA’s maturity date is March 31, 2027, it being specified that the scheduled date of final repayment is
January 1, 2027.
The Group is allowed to prepay the amounts due under the Kreos / Claret OCABSA at any time. In such case, the Group will be required to pay a sum equal to (i) the principal outstanding at the time of the prepayment (plus accrued interests), plus (ii)
an aggregate of all remaining interest payments that would have been paid throughout the remainder of the term of the tranche, discounted to present value by applying a discount rate of 4%, plus (iii) an end-of-loan exit fee equal to 8.0% of the amounts drawn thereunder. In case of prepayment, the holders of the Kreos / Claret OCABSA will have the option to request a conversion of their Kreos / Claret OCABSA instead of a cash repayment, in which case, the end-of-loan exit fee is not payable by the Group.
The warrants included in the Kreos / Claret OCABSA will only become exercisable in case of prepayment in cash of the
Kreos / Claret convertible bonds by the Group. Upon exercise of the warrants, their holders will be able to subscribe to the same number of ordinary shares (and at the same price conditions) as they would have been able to subscribe had they converted the Kreos / Claret OCABSA which have been prepaid in cash. Any warrants not exercised on or prior to January 1,
2027 will become automatically null and void. For the avoidance of doubt, if the Group does not prepay any Kreos / Claret
OCABSA in cash prior to their scheduled repayment dates, none of the warrants will be exercisable.
•The second tranche (“tranche B”) in aggregate principal amount of €25,000 thousand takes the form of senior secured non-
convertible bonds and was drawn on March 28, 2024. The drawdown of the second tranche was subject to a maximum 10%
Debt-To-Market Capitalization Ratio at the time of drawdown. The “Debt-To-Market Capitalization Ratio” is calculated on any relevant date, by dividing (i) the indebtedness of the Group (including amounts due under the Kreos / Claret Financing but excluding amounts due under the Heights Financing), by (ii) the market capitalization of the Group calculated by multiplying the number of outstanding ordinary shares by the closing price of the ordinary shares on such relevant date.
•The third tranche (“tranche C”) in aggregate principal amount of €25,000 thousand takes the form of senior secured non-
convertible bonds and was drawn on June 21, 2024. The drawdown of the third tranche was subject to a maximum 10% Debt-
To-Market Capitalization Ratio at the time of drawdown (excluding the Heights Financing) and was conditional on the Group raising a minimum of $125,000 thousand in gross proceeds through a listing on Nasdaq before June 30, 2024. This condition was met on October 24, 2023 (see Note 3.3 - Conversion of the Heights convertible notes, Kreos OCABSA and Kreos / Claret
BSA and prepayment of the Kreos / Claret Tranches B and C bond loans – July-December 2025).
A variable interest rate of 7.5% + European Central Bank Base Rate (MRO) (with a floor at 2.5% and a cap at 4%) applies to the second and third tranche. These two tranches will be repaid monthly through March 31, 2027, after a deferred repayment of the principal until February 1, 2025.
The Group is allowed to prepay the amounts due under the second and third tranches of the Kreos / Claret Financing at any time. In such case, The Group will be required to pay a sum equal to (i) the principal outstanding at the time of the prepayment (plus accrued interests), plus (ii) an aggregate of all remaining interest payments that would have been paid throughout the remainder of the term of the applicable tranche, discounted to present value by applying a discount rate of 4%, plus (iii) an end-of-loan exit fee equal to 6.0% of the amounts drawn under the applicable tranche.
The Kreos / Claret Financing also provides for a Minimal Return Indemnification ("MRI") to the benefit of the bondholders. The
Minimum Cash Return amount is defined as follows:
(i) with respect to tranche A and tranche B, 1.4 times the amount of the cumulated principal drawn under the relevant instrument, and;
(ii) with respect to tranche C, 1.3 times the amount of the cumulated principal drawn under the relevant instrument.
In the event the amount of the cash generated by the tranche A (the Kreos / Claret OCABSA), tranche B or tranche C bond loans, including principal and interest payments, transaction fees, and the end-of-loan exit fees, (the “Actual Return” calculated as at the earlier of (i) March 31, 2027, or (ii) the date of any prepayment or acceleration of the tranche B and C bond loans or more generally such earlier date as the same shall become repayable ("the Redemption Date")), is lower than the Minimum Cash Return, the Group shall indemnify the bondholders for the difference between the Minimum Cash Return and the Actual Return (the “Minimal Return
Indemnification").
If at the time of the Minimum Return Indemnification payment, the warrants related to both the OCABSA Bonds and the Tranche B amortized bonds (the “Kreos / Claret A-B warrants”) or the Kreos / Claret Tranche C warrants are still outstanding, the exercise price for such warrants shall be adjusted up by the amount of the Minimum Return Indemnification divided by the number of warrants outstanding. For any Kreos / Claret A-B or C warrants that were exercised prior to the last Redemption Date, any capital gains made from the exercise of such warrants will be added to the Minimum Cash Return amount.
Unless the repayment of the Tranche A and B bond loans results from a change of control (in which case the calculation of the Actual
Return shall only include (i) interest accrued prior to conversion of any Tranche A OCABSA, (ii) transaction and end-of-loan exit fees, and (iii) the net capital gain derived from the sale of shares underlying the Tranche A OCABSA within the framework of the change of control transaction), neither the principal subscribed under Tranche A nor the Actual Return generated by Tranche A shall be included in the calculation of the Minimum Return Indemnification (i.e. the Minimum Cash Return and the Actual Return shall only be calculated, and the Minimum Return Indemnification shall only apply to Tranche B and Tranche C).
The Kreos / Claret Financing provides for certain restrictive covenants (subject to customary exceptions) which include, among other things, restrictions on the incurrence of indebtedness, cross-default, the distribution of dividends and the grant of security interests. As security for the Kreos / Claret Financing, the lenders benefit from the grant of first-ranking collateral on The Group’s principal tangible and intangible assets, including pledges over The Group’s business (fonds de commerce) as a going concern and intellectual property rights in The Group's lead drug candidate, as well as pledges over The Group’s bank accounts and receivables. Such securities apply to all tranches of the Kreos / Claret Financing.
In addition to the Kreos / Claret OCABSA, the Group has issued warrants (the “tranche A-B BSA”) for a global subscription price of
€1.00, giving Kreos and Claret the right to subscribe to up to 214,198 new ordinary shares at an exercise price of €18.6744
(corresponding to a 10% premium over the 15-day VWAP prior to the date on which their issuance was decided). On November 2,
2023, a second tranche of 405,832 Kreos / Claret warrants (the “tranche C BSA”) was issued. The exercise price of the additional warrants is equal to approximately €9.86 (corresponding to 110% of the 15-day VWAP prior to the date on which their issuance was decided). The number of warrants issued corresponds to €4,000,000 divided by the aforementioned exercise price (i.e. 405,832 warrants). Of these additional warrants, 50% are exercisable immediately and the remaining 50% (“the conditional warrants”) shall only be exercisable if the third tranche of the Kreos / Claret Financing is drawn by the Group.  The Kreos / Claret warrants can be exercised over a period of 7 years from their issuance date or up until the date of the successful closing of a tender offer for the ordinary shares, whichever is earlier. At the time of exercise of the Kreos / Claret warrants, the holders of the warrants are eligible to sell part of their warrants to the Group in accordance with a put option agreement to allow for a cashless exercise.
Settlement of the liabilities
On August 8, 2025, Kreos Capital VII (UK) Limited converted the Tranche A portion of the Kreos / Claret Financing (the Kreos /
Claret OCABSA), resulting in the issuance of 785,389 ordinary shares and an increase in equity by €16,058 thousand.
On July 30, 2025, Kreos Capital VII Aggregator SCSp opted for the cashless exercise of its share warrants (the tranche A-B BSA and tranche C BSA), implemented through the repurchase by the Group of 94,117 tranche A-B and C BSA and the issuance of 319,251 ordinary shares of the Group and an increase in equity by €19,570 thousand.
On August 28, 2025, Claret European Growth Capital Fund III SCSp, exercised its share warrants (the tranche A-B BSA and tranche
C BSA), resulting in the issuance of 206,662 ordinary shares of the Group and an increase in equity by €14,198 thousand.
In August 2025, as a result of (i) the repayments of principal and interests made until that date under the Kreos / Claret Financing, (ii)
the exercise of the Tranche A-B and C BSA and (iii) the conversion of the Kreos OCABSA, the cash generated thereby met the
Minimum Cash Return due to the Kreos / Claret bondholders. Consequently, as no further payment could be due by the Group in relation to the Kreos / Claret Minimal Return Indemnification, the MRI derivatives were derecognized, resulting in a financial income of €3,620 thousand for the year ended December 31, 2025.
On November 25, 2025, Claret European Growth Capital Fund III SCSp converted its portion of the Tranche A portion of the Kreos /
Claret Financing (the Claret OCABSA), resulting in the issuance of 392,695 ordinary shares and an increase in equity by €8,296 thousand.
On November 28, 2025, the Group notified the bondholders of its intention to prepay in full the outstanding balances of Tranches B and C of the Kreos / Claret Financing. The transaction was completed on December 23, 2025. The total amount paid by the Group at that date amounted to €33,823 thousand, consisting of:
•the outstanding principal of €29,903 thousand, from which the deposit amount of €1,081 thousand initially paid by the Group to Kreos and Claret was deducted,
•future interests discounted at a discount rate of 4% as per the terms of the prepayment option, amounting to €2,001 thousand,
and
•end-of-loan exit fees of €3,000 thousand.
Following the aforementioned transactions, the Group no longer holds any debt related to the Kreos Claret Financing.
Accounting treatment
•Kreos / Claret OCABSA
The Kreos / Claret OCABSA are issued at market conditions: the net issuance proceeds reflect the fair value of the instruments at inception.
The OCABSA are compound instruments, split between (i) a debt component (then measured at amortized cost) and (ii) an equity component corresponding to the conversion option and the attached OCABSA warrants.
As the adjustment provisions of the OCABSA conversion ratio are aimed at preserving the rights of the bondholders and are anti-
dilutive in nature rather than a down-round protection, the Group determined that the conversion option of the OCABSA is considered to result in the delivery of a fixed number of shares, and is therefore an equity instrument (the equity component of the bonds).
The OCABSA warrants were attached to each bond issued in the Tranche A closing and are not transferrable until after a prepayment. The OCABSA warrants become exercisable (i) upon the Group electing to prepay the bonds and (ii) in the event of the absence of the conversion notice from the bondholders for the full amount of the prepayment. As such, the warrants are not freely transferable until the prepayment is made. Thus, the OCABSA warrants are considered as an embedded component of the bonds rather than a separate stand-alone financial instrument. In all scenarios under which the exercisability conditions are satisfied, and whereby the bondholder’s option to elect to convert the bonds was considered, the number of total ordinary shares issuable upon warrant exercise as a result of prepayment and/or conversion option exercise remains fixed. Thus, the warrants represent an equity-classified component of the bonds.
The issuer prepayment option was deemed closely related to the host debt instrument and therefore does not meet the definition of a derivative instrument to be bifurcated.
On their conversion dates, the carrying values of the debt components of the Kreos and Claret OCABSA, amounting to respectively €16,058 thousand and €8,296 thousand, were reclassified to equity.
•Kreos / Claret B and C tranches
The initial right granted to the Group to issue the amortized bonds under tranches B and C, upon meeting certain conditions, did not meet the definition of a liability and was considered an off-balance sheet loan commitment received from the issuer as of
December 31, 2023.
The interest rate collars related to tranches B and C were determined to be closely related to the host debt instruments and therefore do not meet the definition of a derivative instrument to be bifurcated.
The prepayment options related to tranches B and C were not determined to be closely related to the host debt instruments and therefore meet the definition of derivative instruments to be bifurcated. The Group determined that their fair value is insignificant at issuance and as of December 31, 2024.
The Minimum Return Indemnifications are embedded derivative instruments, which are not deemed closely related to the host debt instruments and therefore meet the definition of derivative instruments to be bifurcated. They are classified as derivative financial liabilities and measured at fair value through profit or loss.
The Kreos / Claret second and third tranches are therefore hybrid instruments, split between (i) debt host contracts accounted for at amortized cost and (ii) bifurcated embedded derivatives accounted for at fair value through profit and loss, corresponding to the
Minimal Return Indemnifications and the prepayment options (the fair value of the prepayment options being deemed insignificant at issuance and as of December 31, 2024).
On December 23, 2025, the Group recognized a €3,838 thousand loss on the derecognition of Tranches B and C bonds as a result of their redemption, corresponding to the difference between their carrying amount on redemption date of €29,985 thousand and the cash consideration of €33,823 thousand. The difference is primarily due to (i) the payment of future interests as per the terms of the prepayment option and (ii) unamortized end-of-loan exit fees and issuance fees, reducing the carrying value of the liabilities.
•Kreos / Claret BSA
As the A-B and C warrants (the Kreos / Claret BSA) are contractually transferable separately from the bonds and are redeemable in a variable number of ordinary shares of the Group, they are classified as standalone derivative financial liabilities.
As the A-B and C warrants (the Kreos / Claret BSA) represent compensation for the realized and future bond issuances of respectively tranches A-B and C and are an integral part of generating such bond issuances, the Group determined that they are in nature origination fees.
As the A-B warrants are associated with both the OCABSA issued under tranche A and the amortized bonds issued under tranche
B, the Group allocated the initial fair value of the A-B warrants based on the pro-rata value of the proceeds to be received under each tranche. At inception, the respective initial fair values of the A-B warrants allocated to tranche A and B were deferred and subsequently accounted for as an adjustment to the EIR of the related debt components upon their drawdown (on August 20, 2023 and March 28, 2024 for tranches A and B respectively). Subsequent changes in the fair value will be recognized through profit or loss.
On November 2, 2023 (issuance date of the Kreos / Claret tranche C BSA), a derivative financial liability was recognized for their initial fair value with a counterparty in prepaid expenses. On that date, the Group, based on management’s latest projections, did not consider the drawdown of the tranche C bonds to be probable. Therefore, the amount of prepaid expenses allocated to the tranche C BSA has been amortized on a straight-line basis until the drawdown of the tranche C bonds.
At the exercise dates of the BSA held by Kreos and Claret (respectively July 30, 2025 and August 28, 2025), the fair value of exercised warrants at the exercise dates of respectively €15,143 thousand and €11,531 thousand was reclassified from derivative financial liabilities to equity.
Measurement of the debt and equity components of the OCABSA
At inception, the fair value of the debt component of the OCABSA amounts to €23,995 thousand, using a market rate assumption of
12.6%. The equity component amounts to the difference between the whole instrument’s fair value at inception (its nominal value of
€25,000 thousand) and the standalone fair value of the debt component. Therefore, the equity component amounts to €1,005 thousand.
It is not subsequently remeasured.
On the same date, using the same assumptions and an increase in market rate by 100 bp would result in a decrease in the fair value of the debt component and an increase in the value of the equity component by €624 thousand.
Measurement of the Kreos / Claret second and third tranches hybrid instruments
At inception, the net cash proceeds are the tranches' initial fair values. The fair values of the Minimal Return Indemnifications were deducted from the initial carrying values of the debt components of each tranche, which were subsequently measured at amortized cost using the EIR method.
The fair value of the Minimum Return Indemnifications was measured using the following assumptions:

Tranche B Minimum Return Indemnification (issued in March 2024)	AS OF MARCH 28, 2024	AS OF DECEMBER 31, 2024
Final redemption scenario probability	95%	95%
Minimal return	1.40x	1.40x
Discount rate	13%	8%
Probability-weighted present value of shortfall payment (in thousands of €)	1,959 (Final redemption) 68 (Tender offer)	2,635 (Final redemption) 136 (Tender offer)
Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	1,066 (Final redemption)	104 (Final redemption)
Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	1,410 (Final redemption)	241 (Final redemption)
Total fair value of MRI (in thousands of €)	1,615 (Final redemption, i.e. a+b-c) 68 (Tender offer)	2,499 (Final redemption, i.e. a+b-c) 136 (Tender offer)
Fair value of Tranche B MRI (in thousands of €)	1,683	2,636

Tranche C Minimum Return Indemnification (issued in June 2024)	AS OF JUNE 21, 2024	AS OF DECEMBER 31, 2024
Final redemption scenario probability	95%	95%
Minimal return	1.30x	1.30x
Discount rate	15%	8%
(a) Probability-weighted present value of shortfall payment (in thousands of €)	741 (Final redemption) 0 (Tender offer)	1,160 (Final redemption) 43 (Tender offer)
(b) Probability-weighted fair value of tranche C warrants with MRI (in thousands of €)	2,948 (Final redemption)	684 (Final redemption)
(c) Probability-weighted fair value of tranche C warrants without MRI (in thousands of €)	3,250 (Final redemption)	903 (Final redemption)
Total fair value of MRI (in thousands of €)	475 (Final redemption, i.e. a+b-c) 0 (Tender offer)	941 (Final redemption, i.e. a+b-c) 43 (Tender offer)
Fair value of Tranche C MRI (in thousands of €)	475	984
For the purpose of measuring the fair value of the MRI (shortfall payment), the fair value of the tranche A-B and C BSA was measured with a Black Scholes model under the Final redemption scenario and with a Monte Carlo model under the Tender offer scenario. As of March 28, 2024, the following assumptions were used: a share price of €13.40, a volatility of 60.3% (Black Scholes)
or 61.9% (Monte Carlo), and a risk-free rate of 2.6% (Black Scholes) or 2.8% (Monte Carlo).
As of June 21, 2024, the following assumptions were used: a share price of €12.94, a volatility of 60.1% (Black Scholes) or 59.9%
(Monte Carlo), and a risk-free rate of 3.0% (Black Scholes) or 3.1% (Monte Carlo).
The assumptions used for the valuations as of December 31, 2024 are set forth below:
As of March 28, 2024, using the same assumption with an increase of +1% volatility, €+1 share price, +1% risk-free rate, +5% in the probability of achieving the Final redemption scenario and +1% discount rate would result in changes of the MRI B value by respectively €+4 thousand, €-30 thousand, €-3 thousand, +35 thousand and €-53 thousand.
As of June 21, 2024, using the same assumption with an increase of +1% volatility, €+1 share price, +1% risk-free rate, +5% in the probability of achieving the Final redemption scenario and +1%discount rate would result in changes of the MRI C fair value by respectively €+4 thousand, €-16 thousand, €+8 thousand, €+46 thousand and €-13 thousand.
As of December 31, 2024, using the same assumption with an increase of +1% volatility, €+1 share price, +1% risk-free rate, +10% in the probability of achieving the Final redemption scenario and +1% discount rate would result in changes of the MRI B and C fair value by respectively €-1 thousand, €-3 thousand, €-3 thousand, €+3 thousand and €-82 thousand.
Measurement of the Kreos / Claret tranche A-B-C BSA
The Kreos / Claret tranche A-B and tranche C BSA are measured at fair value using a Black-Scholes valuation model. The model considers two probability-weighted scenarios, i.e. (i) the 7 years expiry of the BSA and (ii) an earlier exercise upon a tender offer. The main data and assumptions are the following:

Kreos/Claret Tranche A-B BSA - August 2023	AS OF AUGUST 22, 2023 (Tranche A-B)	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Number of outstanding BSA	214,198	214,198	214,198
Exercise price per share	€18.67	€18.67	€18.67
Ordinary share price	€17.10	€9.82	€6.76
Exercise date	19/08/2030 (expiry) 18/02/2027 (tender offer)	19/08/2030 (expiry) 18/02/2027 (tender offer)	19/08/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	50%	95%	95%
Volatility	71.9% (expiry) 65.2% (tender offer)	59.5% (expiry) 64.9% (tender offer)	44.3% (expiry) 44.3% (tender offer)
Dividend	—%	—%	—%
Risk-free rate	3.00%	2.30%	2.9% (expiry) 2.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	2,092	920	243

Kreos/Claret Tranche C BSA - November 2023	AS OF NOVEMBER 2, 2023	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Number of outstanding BSA	405,832	405,832	405,832
of which, number of conditional BSA	202,915	202,916	0
Exercise price per share	€9.86	€9.86	€9.86
Ordinary share price	€8.89	€9.82	€6.67
Exercise date	01/11/2030 (expiry) 18/02/2027 (tender offer)	01/11/2030 (expiry) 18/02/2027 (tender offer)	01/11/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%	95%	95%
Probability of Drawdown of Tranche C credit facility	30%	30%	Drawn on June 21, 2024
Volatility	67.3% (expiry) 64.3% (tender offer)	67.4% (expiry) 64.9% (tender offer)	44.3% (expiry) 44.3% (tender offer)
Dividend	—%	—%	—%
Risk-free rate	3.00%	2.30%	2.9% (expiry) 2.9% (tender offer)
Fair value of issued Kreos/Claret Tranche C BSA	1,493	1,659	923
As of August 20, 2023 (date of issuance of the tranche A-B BSA), using the same assumption with an increase of +1% volatility, €
+1share price, +1% risk-free rate or +5% in the probability of achieving the 7 years expiry scenario would result in an increase of the tranche A-B BSA fair value by respectively €48 thousand, €197 thousand, €64 thousand and €64 thousand.
As of November 2, 2023 (date of issuance of the tranche C BSA), using the same assumption with an increase of +1% volatility, €
+1share price, +1% risk-free rate or +5% in the probability of achieving the 7-year expiry scenario would result in an increase of tranche A-B BSA fair value by respectively €28 thousand, €232 thousand, €42 thousand and €36 thousand.
As of December 31, 2023, using the same assumption with an increase of +1% volatility, €+1share price, +1% risk-free rate and +5%
in the probability of achieving the 7-year expiry scenario would result in an increase of Kreos / Claret A-B and C BSA fair value by respectively €96 thousand, €401 thousand, €95 thousand and €76 thousand.
As of December 31, 2024, using the same assumption with an increase of +1% volatility, €+1 share price, +1% risk-free rate and
+10% in the probability of achieving the 7-year expiry scenario would result in an increase of Kreos / Claret A-B and C BSA fair value by respectively €37 thousand, €350 thousand, €61 thousand and€75 thousand.
As of the exercise dates of the Kreos / Claret BSA (July 30, 2025 and August 28, 2025), due to the put options (allowing for a cashless exercise) being exercised by the holders, the fair value of the BSAs is deemed equal to their intrinsic value, which is equal to the difference between the listed share price on the exercise dates and their exercise price.
Note 15.2.  Heights convertible notes
On August 20, 2023, the Group entered into a convertible notes subscription agreement with Heights, which provided for up to
€75,000 thousand in financing, consisting of two tranches:
•The first tranche (“tranche A”) of €35,000 thousand in aggregate principal amount was drawn on August 24, 2023 and is composed of 350 amortizing senior convertible notes with a nominal value of €100,000 each and a fixed conversion price of
€23.7674 (corresponding to a 40% premium over the 15-day VWAP prior to the date on which their issuance is decided, and subject to standard adjustments, including anti-dilution and dividend protections).
•The second tranche (“tranche B”) of €40,000 thousand in aggregate principal amount is composed of 400 amortizing senior convertible notes with a nominal value of €100,000 each, and a conversion price (if any) that is be equal to 130% of the 15-
day VWAP immediately preceding the date on which their issuance is decided.
It may be drawn during the period from the date immediately following the three-month anniversary of the issuance of the first tranche to the first-year anniversary of the issuance of the first tranche (i.e. August 24, 2024), in up to two separate closings to provide the Group with additional flexibility to request a partial drawdown.
On the limit date for the drawdown of the second tranche of the Heights Financing (i.e. August 4, 2024), the Group had not
drawn down this tranche and has therefore forgone its right to do so in the future.
Interest on the Heights convertible notes accrues at a 6.00% annual fixed interest rate payable in quarterly installments in cash or, at the option of the Group, in ordinary shares.
The Heights convertible notes will be repaid through sixteen quarterly installment payments, beginning three months after their issuance date (corresponding, for the first tranche, to a final repayment date on August 24, 2027). Installments are payable in cash or, at the option of the Group, in ordinary shares.
Any interest or installment payments in shares will be made on the basis of a share price equal to 90% of the Market Price of the ordinary shares at the time of payment, where “Market Price” refers to the arithmetic average of the daily volume weighted average price (“VWAP”) for the ordinary shares on the two (2) days with the lowest daily VWAPs out of the five (5) trading days immediately preceding the applicable date, but in no event greater than the VWAP of the ordinary shares on the applicable date. The Market Price may not be higher than the applicable conversion price. Issuances of ordinary shares may not be made at a price lower than a 15%
discount to the 15-day VWAP at the time of the decision to issue the Heights convertible notes (i.e., €14.4303 per ordinary share.).
The Heights convertible notes include the following conversion and settlement options:
•Conversion at the option of the noteholders: the notes are convertible into the Group’s ordinary shares at the option of the noteholders at any time during the period beginning on the tranche A notes closing until the fifth business day prior to the maturity date. The ordinary shares issued would be equal to the product of (i) the conversion ratio in effect on the exercise date, (ii) a fraction, the numerator of which is the outstanding principal amount per note and the denominator of which is the initial principal amount of €100,000 per note, and (iii) the number of notes for which the conversion right has been exercised.
•Settlement in shares at the option of the Group: the Group has the option to settle any interest or principal due with its own ordinary shares (with respect to all but not some of the notes outstanding), subject to a price limit. The ordinary shares issuable will be the lower of the conversion ratio or 90% of the fair market value of the Group’s ordinary shares.
•Settlement in shares at the option of the noteholders (“SSO Investor Price Limit Option”): the noteholders may require a principal payment to be settled in shares in the event the share settlement price on any principal payment date is below the price limit in effect (initially €14.4303, subject to adjustments as described in the key terms below) and the Cash Carve-Out
(i.e. €13.125 million – the amount of cash permitted to be paid to Heights for principal payments) has been utilized such that it does not allow payment in full of the principal payment. The majority noteholder may agree to waive the cash payment
(which would otherwise be deferred until the original maturity date) and require the Group to exercise the share settlement option for the principal payment required. A number of the ordinary shares issuable is based on the price limit in effect.
•Repayment of the notes upon an Event of Default (as defined below): the noteholder may notify the Group of their decision to cause the notes to become payable at a price equal to the Early Redemption Amount (as defined below) upon an Event of
Default. The Early Redemption Amount means an amount equal to the greater of (a) 120% of the outstanding principal of the note and (b) the market price of a number of shares issuable per note had the conversion right been exercised. Events of
Default include the following: default in any payment due on the notes, failure to deliver shares upon exercise of conversion right or share settlement option, default of the Group on any obligation under the agreement, and other events.
•Repayment or purchase of the notes upon change of control, a delisting, or free float event (each, a “Put Event”): Upon a Put
Event, the noteholder has an option to require the Group to redeem or, at the Group’s option, to purchase all of the notes at the total aggregate amount equal to the outstanding principal and interest accrued through the date of a Put Event.
The Heights Financing is a senior, unsecured financing. The terms and conditions of the Heights convertible notes include a standard negative pledge providing that any security granted in favor of other borrowed debt or debt instruments should also be granted in favor of the Heights convertible notes on an equal basis (with the exception of the securities issued pursuant to the Kreos / Claret Financing, as detailed above).
On August 24, 2023, the Group repaid in full an outstanding amount of €25,102 thousand, corresponding to the outstanding OCEANE bonds, by way of set-off with the Heights Financing. The accounting treatment for this transaction is explained in Note 15.5.
On July 23 and July 30, 2025, the noteholders requested the conversion of respectively 150 and 200 convertible notes (corresponding to the entirety of the outstanding principal amount of approximately €21.9 million) into 920,377 new ordinary shares of the Group at a conversion price of €23.7674 per ordinary share (see Note 3.3 - Conversion of the Heights convertible notes, Kreos OCABSA and
Kreos / Claret BSA and prepayment of the Kreos / Claret Tranches B and C bond loans – July-December 2025).
Accounting treatment and measurement
In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-
current, and Non-current Liabilities with Covenants, the Heights convertible notes are classified as current financial liabilities as of
December 31, 2023 and 2024.
The Group concluded that, except for the repayment or purchase option of the notes upon a Put Event, the above-mentioned conversion and settlement options represented embedded derivatives that required to be bifurcated from their host contract. The Group being unable to reliably value each embedded derivative at issuance date and on subsequent reporting dates, it measured the whole instrument at fair value through profit or loss (“FVTPL”) as permitted by IFRS 9. Instruments measured at FVTPL under these conditions are measured at their fair value on issuance and on subsequent reporting dates, and the amount of change in the fair value of the financial liability is presented in profit or loss.
At inception, the Heights convertible notes were measured at fair value, which differs from the issuance proceeds by €2,359 thousand.
Since the fair value measurement of the instrument is evidenced by a valuation technique that does not only use data from observable markets, the carrying amount was adjusted to defer the difference between the fair value measurement and the transaction price, and the day one gain is therefore recognized in financial income on a straight-line basis over the term of the instrument.
As of December 31, 2023 and 2024, the amounts by which the carrying value of the notes is adjusted to take into account the unrecognized day one gain are €2,147 thousand and €1,557 thousand, respectively.
The fair value of the Heights convertible notes (including the embedded features) has been measured with a Monte Carlo model, considering two probability-weighted scenarios: (i) a Put Event or Default/Dissolution scenario and (ii) a voluntary conversion at maturity scenario. The main data and assumptions are the following:

Heights convertible notes - August 2023	AS OF AUGUST 24, 2023	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Number of outstanding notes	350	350	350
Original principal amount (in thousands of €)	35,000	35,000	35,000
Interest rate	6%	6%	6%
Conversion price per share	€23.77	€23.77	€23.77
Ordinary share price	€16.74	€9.82	€6.76
Maturity date	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)
Held to maturity / voluntary conversion scenario probability	75%	75%	75%
Initial price limit	€14.43	€14.43	€14.43
Early redemption amount (put event)	120%	120%	120%
Volatility	50%	50%	50%
Credit spread	20%	20%	25%
Risk-free rate	2.9%	2.3%	2.9%
Fair value of Heights convertible notes (in thousands of €)	32,641	27,456	20,017
As of August 24, 2023, using the same assumptions with an increase of +1% volatility, €+1 share price, +1% risk-free rate and +1%
probability of achieving the held to maturity scenario would result in a change in the Heights convertible notes fair value by respectively €+239 thousand, €+1,069 thousand, €-239 thousand and €-80 thousand.
As of December 31, 2023, using the same assumptions with an increase of +1% volatility, €+1 share price, +1% risk-free rate and
+1% probability of achieving the held to maturity scenario would result in a change in the Heights convertible notes fair value by respectively €+18 thousand, €+352 thousand, €-366 thousand and €-364 thousand.
As of December 31, 2024, using the same assumptions with an increase of +1% volatility, €+1 share price, +1% risk-free rate and
+10% probability of achieving the held to maturity scenario would result in a change in the Heights convertible notes fair value by respectively €+2 thousand, €+39 thousand, €-219 thousand and €-631 thousand.
At the conversion dates of the Heights notes, the fair value of the converted notes of €53,921 thousand was reclassified from financial liabilities to equity. On the conversion dates, due to the put option being exercised by the holders, the fair values of the Heights notes were deemed equal to the listed market prices of the issued shares.
As a result of the derecognition of the Heights notes, the outstanding day-one gain was entirely amortized, resulting in a financial income of €1,262 thousand.
For the year ended December 31, 2025, changes in the fair value of the Heights notes (including the remeasurement at conversion date) resulted in a financial expense of 36,015 thousand.
Note 15.3. Structured debt financing with Kreos subscribed in July 2018 – “Kreos 1”
Kreos 1 bond loans
On July 24, 2018, the Group entered into a Venture Loan Agreement, a Straight Bonds Issue Agreement and a Convertible Bonds
Issue Agreement with Kreos Capital V (UK) Ltd., (or “Kreos”), which provided for up to €20,000 thousand in financing.
Pursuant to the terms of the agreements, Kreos agreed to subscribe for €16,000 thousand in non-convertible bonds and
€4,000 thousand in convertible bonds, to be issued by the Group in two tranches of €10,000 thousand each. The tranches were issued in July 2018 and May 2019, respectively.  The convertible bonds were convertible into new ordinary shares of the Group at any time from their issuance and at the discretion of their holders. In October 2020, Kreos required the conversion of all the convertible bonds they held and 464,309 shares were issued.
The straight bond tranches were split between i) a debt component (then measured at amortized cost), and ii) a premium corresponding to the initial fair value of attached BSA (then remeasured at fair value through profit and loss).
As of December 31, 2022, the A tranche of the Kreos 1 bond loan has come to maturity and was repaid in full.
On August, 21, 2023, the B tranche of the Kreos 1 bond loan as well as the A & B tranches of the Kreos 2 bond loan were repaid in full, for an amount of €7,661 thousand, using the proceeds from the new Kreos / Claret Financing (see Note 3.1).
As the differences identified between the terms of the Kreos 1 & 2 bond loans and the new Kreos / Claret Financing were considered substantial, the repayment transaction on August 21, 2023 was accounted for as a debt extinguishment. The repayment of the Kreos 1
& 2 bond loans led to the recognition of a loss on extinguishment amounting to €170 thousand, primarily due to (i) the payment of future interests as per the terms of the prepayment option and (ii) unamortized exit and issuance fees, reducing the carrying value of the liabilities.
Kreos A & B BSA
In connection with each tranche, the Group issued 110,957 tranche A share warrants (or “Kreos A BSA”) and 74,766 tranche B share warrants (or “Kreos B BSA”), each, for a global subscription price of €1. Each Kreos A BSA and Kreos B BSA gives rights to one new ordinary share at an exercise price of €7.21 less a discount and €10.70 less a discount, respectively. In addition, the Group granted to the holders of the Kreos A BSA and the Kreos B BSA the option to sell to the Group, upon each exercise of all or parts of the Kreos
A BSA, at the put price defined in the agreement, a proportion of the number of the warrants, for the sole purpose of implementing a cash less exercise of the Kreos A BSA and Kreos B BSA.
The BSA attached to all tranches (both straight and convertible) did not meet the “fixed for fixed” criteria (non cash settlement option which may result in exchanging a variable number of shares, for a variable price), and were accounted for as standalone derivative instruments.
On May 24, 2023, the holders opted for the cashless exercise option of the share warrants they held, implemented through the repurchase by the Group of 43,070 Kreos A BSA and 43,070 Kreos B BSA and the issuance by the Group of respectively 67,887 and
31,696 ordinary shares, as the result of the cashless exercise by Kreos of the outstanding 67,887 Kreos A & 31,696 B BSA.
At this date, the fair value of exercised warrants of €1,850 thousand was reclassified from derivative financial liabilities to equity. As of this date, due to the put option being exercised by the holders, the fair value of the BSAs is deemed equal to their intrinsic value, which is equal to the difference between the share price on May 24, 2023 and their exercise price.
Note 15.4 Structured debt financing with Kreos subscribed in October 2020 – “Kreos 2”
On October 13, 2020, the Group obtained a straight bond loan of €15,000 thousand from Kreos corresponding to two tranches of
€10,000 thousand (“Tranche A”) and €5,000 thousand (“Tranche B”), with an option for an additional €5,000 thousand.
The Kreos 2 straight bonds were initially measured at fair value, which corresponds to the net cash proceeds, and subsequently measured at amortized cost.
On August, 21, 2023, the B tranche of the Kreos 1 bond loan as well as the A & B tranches of the Kreos 2 bond loan were repaid in full, for an amount of €7,661 thousand, using the proceeds from the new Kreos / Claret Financing (see Note 3.1 and 15.1). The
accounting treatment of the extinguishment of these liabilities is set forth in Note 15.3.
Note 15.5. OCEANE
On July 30, 2021, the Group received a gross proceed of €85,000 thousand through (i) the issuance of 1,964,031 shares with a subscription price of €30.55 per share (see Note 13.2 (changes in share capital)) for gross amount of €60,000 thousand, and (ii) the issuance of €25,000 thousand in OCEANE, maturing on July 30, 2026. The proceeds of the transaction mainly serve to finance the progress of ABX464 clinical trials in chronic inflammatory diseases.
The OCEANE were convertible into new ordinary shares and/or exchanged for existing ordinary shares of the group at any time from their issuance and at the discretion of their holders.
As the conversion ratio was adjusted 18 months, 24 months, and 36 months after the issuance date of the OCEANE bond with the weighted average price of the shares and is subject to a floor and a cap, the conversion did not result in the delivery of a fixed number of shares. Consequently, the OCEANE bond was recorded as an hybrid instrument which includes i) a debt host contract accounted for at amortized cost, and ii) a conversion option which was a embedded derivative accounted for at fair value through profit and loss.
At inception, the net cash proceeds reflected the OCEANE initial fair value. The fair value of the bifurcated conversion option at inception has been measured with a Monte Carlo model using a Longstaff Schwartz algorithm, with a 53% share price volatility, a
1,400 bp credit spread assumption and a €31.50 share price.
As of August 24, 2023, the date at which the OCEANE were repaid, the fair value of conversion option amounts to €1,762 thousand, based on the same valuation model, a risk-free rate of 3.22%, a credit spread assumption of 1,398 bp, a share price of €16.74, and a price volatility of 37%. As of August 24, 2023, using the same assumptions, an increase of +1% volatility, €+1 share price and +1%
risk free rate would result in an increase of the OCEANE conversion option fair value of €80 thousand, €364 thousand, and
€121 thousand respectively.
On August 24, 2023, the outstanding OCEANE including accrued interests were repaid in full, for an amount of €25,102 thousand, using the proceeds from the new Heights Financings (see Note 3.1).
As the differences identified between the terms of the OCEANE and the new Heights convertible notes were considered substantial, the transaction was accounted for as a debt extinguishment. The repayment of the OCEANE led to the recognition of a loss on extinguishment amounting to €3,069 thousand.
Note 15.6. State guaranteed loan – “PGE”
In June 2020, the Group subscribed to a PGE from Société Générale with an initial maturity of 12 months at 0.25% and a five-year extension option. In March 2021, the Group exercised the five-year extension option with a one-year deferral of the principal repayment, with the following conditions:
•Rate: 0.58% per annum excluding insurance and state guaranteed premium,
•State guaranteed premium of €138 thousand to be paid by installments over the contract period starting in June 2021,
and
•Reimbursement by yearly installments from June 2021 to June 2026.
The benefit resulting from the low interest nature of the award as a subsidy was recognized as other income during the period ended
December 31, 2020 for an amount of €377 thousand.
The variation in the PGE loan over the periods ended December 31, 2023, 2024 is primarily related to the reimbursement of capital and interests.
During the fourth quarter of 2025, the Group prepaid in full the outstanding principal of the PGE loan of €1,264 thousand.
Note 15.7. Conditional advances
Conditional advances as of December 31, 2023, 2024 and 2025 are as follows:

(amounts in thousands of euros)
CONDITIONAL ADVANCES	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024	AS OF DECEMBER 31, 2025
RNP VIR – Bpifrance	4,232	—	—
CARENA – Bpifrance	2,485	—	—
EBOLA – Bpifrance	55	—	—
Total conditional advances	6,771	—	—
RNP-VIR – Bpifrance
Under the RNP-VIR contract, the Group was eligible to receive up to €6.3 million in conditional advances to further develop methods for the discovery of new molecules for the treatment of viral infectious diseases through the development of the “Modulation of RNA biogenesis” platform. As of December 31, 2022, the Group had received €4,032 thousand, of which €1,756 thousand was received in
September 2017, €346 thousand in August 2018 and €1,930 thousand in November 2019. The repayment of these funds is spread from the date on which the repayments are called by BPI.
In June 2024, the Group and Bpifrance agreed to terminate the project due to technical failure. Bpifrance claimed the reimbursement of €1,241 thousand corresponding to overpayments of conditional advances and subsidies (for which the Group had not incurred the corresponding R&D expenses) and agreed to waive 60% of the remaining advances of €2,945 thousand and accrued interests, which resulted in a subsidy income of €1,872 thousand in the aggregate (see Note 18). The outstanding amount was fully repaid by the
Group during the second half of 2024.
See Note 25.2. Commitments under BPI conditional advances.
CARENA – Bpifrance
Under the CARENA agreement, the Group was eligible to receive up to €3,840 thousand to develop a therapeutic HIV treatment program with ABX464. As of December 31, 2022, the Group received €2,187 thousand, of which €1,150 thousand was received in
December 2013, €1,008 thousand in September 2014 and €29 thousand received in June 2016.

The repayment of the advance is spread from the date on which the repayments are called by Bpifrance. An additional repayment is provided for based on the income the Group generates through this research and development program.
In June 2024, the Group and Bpifrance agreed to terminate the project due to technical failure. Bpifrance granted an additional amount of €1,068 thousand payable to the Group to reimburse additional expenses incurred as part of the project, and agreed to waive 60% of the remaining conditional advance of €3,255 thousand and accrued interests, which resulted in a subsidy income of €2,251 thousand in the aggregate (see Note 18). The outstanding amount was fully repaid by the Group during the second half of 2024.
EBOLA – Bpifrance
Under the Bpifrance and Occitanie region joint aid agreement, the Group received a total of €390 thousand (€300 thousand as of
December 31, 2017 and €90 thousand as of December 31, 2019). The reimbursement was spread from 2019 to June 2024.
Note 15.8. Lease liabilities
The variations in lease liabilities are set forth below:

(amounts in thousands of euros)	LEASE LIABILITY
AS OF JANUARY 1, 2023	1,384
(+) Increase	350
(-) Decrease	(1,194)
AS OF DECEMBER 31, 2023	540
(+) Increase	2,221
(-) Decrease	(398)
AS OF DECEMBER 31, 2024	2,363
(+) Increase	444
(-) Decrease	(950)
AS OF DECEMBER 31, 2025	1,856
Lease liabilities mainly relate the Group’s headquarters in Paris, the Boston office entered into in November 2023, the Montpellier offices entered into in April 2024, the new Paris headquarters entered into in May 2024 and to a lesser extent to vehicles, parking lots and printers (see Note 8).
The lease for the Group’s corporate headquarters in Paris, France at 7-11 Boulevard Haussmann, 75009 Paris started in July 2022. It had a three-year duration, with a tacit renewal option for approximately two years and the possibility to break the contract one year before the end. In September 2023, the Group was notified by the lessor of its intention to exercise its option to terminate the contract on June 30, 2024. Consequently, the Group reassessed the lease term and recorded a decrease in the related lease liability by
€622 thousand and a corresponding decrease in the right of use asset for the same amount.
A new lease for different premises within the same building was entered into on May 2, 2024. It has a three-year duration, and no renewal option. The Group also benefits from an initial eight-month rent-free period.
In November 2023, the Subsidiary entered a lease contract for its new Boston offices. It has a two-year duration, with an option to renew the contract for an additional period of one or two years. In December 2024, the Group exercised its option to extend the lease up until December 2026. Per Management, additional renewal options are not reasonably certain due to the forecasted development of the Subsidiary, which may lead it to relocate at the end of the current term.
In April 2024, the Company entered a lease contract for a new Montpellier office. It has an initial six-year duration, with the option for the Company to terminate the lease at any time with a six-month notice period, and a tacit renewal option for an additional period of six years. Based on Management's estimate, the initial lease period of six years is considered reasonably certain and is therefore used for the measurement of the lease
In December 2025, the Company renewed the lease contract with the CNRS (French National Centre for Scientific Research) research laboratories based in Montpellier until December 31, 2026. A lease liability was recognized as of 31 December 2025.
As of December 31, 2023, 2024 and 2025, the lease liabilities of the Paris headquarters and Boston offices represented 93%, 93% and
70% of the total lease liability, respectively.
Lease expenses related to contracts for which a lease liability and right of use asset is recognized under IFRS 16 were €548 thousand,
€730 thousand and €808 thousand for the years ended December 31, 2023, 2024 and 2025, respectively. They were recognized for (i)
€498 thousand, €788 thousand and €744 thousand as Depreciation expenses and (ii) €13 thousand, €61 thousand and €64 thousand as
Interest expenses, for the years ended December 31, 2023, 2024 and 2025, respectively.
Lease expenses related to short-term lease contracts and low value assets that are not included in the valuation of the lease liability amount to €334 thousand, €352 thousand and €349 thousand for the years ended December 31, 2023, 2024 and 2025, respectively.
Note 15.9. Royalty certificates
On September 2, 2022, the Group completed a financing of €49,162 thousand, consisting of two transactions:
•a reserved capital increase of a gross amount of €46,231 thousand through the issuance of 5,530,000 new shares with a nominal value of €0.01 per share at a subscription price of €8.36 per share; and
•an issue of royalty certificates with a subscription price amounting to €2,931 thousand. The royalty certificates give right to their holders to royalties equal to 2% of the future net sales of obefazimod (worldwide and for all indications) as from the commercialization of such product. The amount of royalties that may be paid under the royalty certificates is capped at
€172,000 thousand.
Related transaction costs amounted to €3,280 thousand and are recorded in equity, since entirely related to the reserved capital increase.
In April 2023, the Group reassessed its estimate of the probability of future royalty cash flows related to the royalty certificates. This change reflected the higher probability to reach the objectives of the development and commercialization plans following the recent changes in management and governance, as well as results from its Phase 2b open-label maintenance trial in UC, as released in April
2023. Subsequently, in June 2023 and December 2023, the Group revised the development and commercialization plans of obefazimod and reassessed its estimate of future royalty cash flows accordingly. These changes in estimates resulted in a remeasurement of the certificates’ amortized costs, using the original EIR of 34% calculated at the date of issuance, which led to an increase by €6,421 thousand of the royalty certificates liability. The expense was recorded within the interest expenses in the
Statements of Income (Loss).
Consequently, the total interest expense (including the unwinding of discount) related to royalty certificates amounts to
€8,942 thousand for the year ended December 31, 2023.
In December 2024, the Group revised the development and commercialization plans of obefazimod to take into account the progression in the ongoing clinical trials, reassessment of the commercial schedule and forecasts  and reassessed its estimate of future royalty cash flows accordingly. This change in estimate resulted in a remeasurement of the certificates’ amortized costs, using the original EIR of 34% calculated at the date of issuance, which led to a decrease by €3,404 thousand of the royalty certificates liability.
The expense was recorded within the interest expenses in the Statements of Income (Loss).
Consequently, the total interest expense related to royalty certificates (including the effect of the unwinding of discount, amounting to
€4,198 thousand) amounts to €794 thousand for the year ended December 31, 2024.
During the third quarter of 2025, the Group revised the probability of success (“POS”) of the obefazimod clinical trials to take into account the Phase 3 results announced in July 2025 and reassessed its estimate of future royalty cash flows accordingly. This change in estimate resulted in a remeasurement of the certificates’ amortized costs, using the original EIR of 34% calculated at the date of issuance, which led to an increase by €11,286 thousand of the royalty certificates liability. The expense was recorded within the financial expenses in the Statements of Income (Loss).
As of December 31, 2025, using the same future royalty cash flows assumptions with an increase of +5 points of POS and +5% of peak penetration (best case scenario) would result in an increase in the royalty certificates carrying value by respectively €
+809 thousand and €+2,616 thousand. Using the same assumptions with a decrease of (5) points in POS and (5)% in peak penetration
(worst case scenario) would result in a decrease in the royalty certificates carrying value by respectively €(1,712) thousand and
€(4,154) thousand.
Fair value
The fair value of the royalty certificates amounts to €12,395 thousand as of December 31, 2023, €7,313 thousand as of December 31,
2024 and €102,001 thousands as of December 31, 2025.
The fair value of the royalty certificates is based on the net present value of royalties, which depends on assumptions made by the
Group with regards to the probability of success of its studies (“POS”), the commercialization budget of obefazimod (“peak penetration”) and the discount rate. In addition, as of December 31 2023 and 2024, royalty projections have been adjusted to reflect the significant difference between the Group’s value derived from management projections and the Group’s market capitalization.
As of December 31, 2025, following the increase in the Group's share price and the business plan update, such adjustment was no longer required. Management ensured that the discount rate of 7.5% used at that date is reasonable based on the specific risk profile of the royalties certificates.
The decrease in fair value of the royalty certificates over the year ended December 31, 2024 is mainly driven by the decrease in the
Group's share price over the period, while the increase over the year ended December 31, 2025 is primarily explained by (i) the revised POS, reflecting the results of the Phase 3 trials, which resulted in the increase in the Group's share price during the second half of 2025, and (ii) a decrease in the discount rate consistent with the increase in the Group's market capitalization (see Note 3.3 -
Publication of positive Phase 3 results from both ABTECT 8-week induction trials investigating obefazimod, in moderate to severely active UC – July 2025).
As of December 31, 2023, using the same assumptions with an increase of +5 points of POS, +5% of peak penetration (best case scenario), +1% WACC and €+1 share price would result in a change in the royalty certificates fair value by respectively €
+1104 thousand, €+1757 thousand, €(577) thousand and €+1325 thousand. Using the same assumptions with a decrease of (5) points of POS, (5)% of peak penetration (worst case scenario) and (1)% WACC and €(1) share price would result in a change in the royalty certificates fair value by respectively €(1,104) thousand, €(2,311) thousand, €+612 thousand and €(1,325) thousand.
As of December 31, 2024, using the same assumptions with an increase of +5 points of POS, +5% of peak penetration (best case scenario), +1% WACC and €+1 share price would result in a change in the royalty certificates fair value by respectively €
+572 thousand, €+1,735 thousand, €(314) thousand and €+1,160 thousand. Using the same assumptions with a decrease of (5) points of POS, (5)% of peak penetration (worst case scenario) and (1)% WACC and €(1) share price would result in a change in the royalty certificates fair value by respectively €(572) thousand, €(2,527) thousand, €+332 thousand and €(1,160) thousand.
As of December 31, 2025, using the same assumptions with an increase of +5 points of POS, +5% of peak penetration (best case scenario) and +1% WACC would result in a change in the royalty certificates fair value by respectively €+5810 thousand, €
+2830 thousand and €(4,940) thousand. Using the same assumptions with a decrease of (5) points of POS, (5)% of peak penetration
(worst case scenario) and (1)% WACC would result in a change in the royalty certificates fair value by respectively €(5,810) thousand,
€(5,590) thousand and €+5,251 thousand.
Note 15.10. Change in financial liabilities
Changes in financial liabilities, excluding derivative instruments, are presented below as of December 31, 2023, 2024 and 2025:

(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)	Kreos 1 & 2 bond loans	Oceane	Kreos/ Claret convertible notes (OCABSA)	Kreos & Claret bond loans	Heights convertible notes	PGE	Conditional advances BPI	Lease liabilities	Royalty certificates	Total
AS OF JANUARY 1, 2023	12,982	19,957	—	—	—	4,838	6,783	1,384	3,287	49,231
Proceeds	—	—	23,119	—	35,000	—	—	—	—	58,119
Repayments	(11,635)	(23,238)	—	—	(2,188)	(1,250)	(110)	(573)	—	(38,993)
Interest paid	(2,278)	(1,602)	(818)	—	(525)	(43)	—	(12)	—	(5,278)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments	—	—	(1,046)	—	—	—	—	—	—	(1,046)
Non-cash changes: (gain)/ loss on recognition or derecognition	170	3,069	—	—	(212)	—	—	—	—	3,027
Non-cash changes: interest expense and other	760	1,814	1,393	—	727	133	98	12	2,521	7,459
Non-cash changes: recognition of earn-out liability	—	—	(1,005)	—	—	—	—	—	—	(1,005)

(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)	Kreos 1 & 2 bond loans	Oceane	Kreos/ Claret convertible notes (OCABSA)	Kreos & Claret bond loans	Heights convertible notes	PGE	Conditional advances BPI	Lease liabilities	Royalty certificates	Total
Non-cash changes: amortized cost	—	—	—	—	—	—	—	(543)	6,421	5,878
Non-cash changes: other fair value remeasurement	—	—	—	—	(3,198)	—	—	—	—	(3,198)
Non cash changes: additional leases	—	—	—	—	—	—	—	272	—	272
AS OF DECEMBER 31, 2023	—	—	21,643	—	29,605	3,678	6,771	540	12,229	74,466
Proceeds	—	—	—	47,444	—	—	—	—	—	47,444
Repayments	—	—	—	—	(8,750)	(1,250)	(2,708)	(459)	—	(13,167)
Interest paid	—	—	(2,250)	(3,639)	(1,772)	(18)	—	(17)	—	(7,696)
Non-cash changes: classification of embedded	—	—	—	(3,204)	—	—	—	—	—	(3,204)
Non-cash changes: (gain)/ loss on recognition or	—	—	—	—	(590)	—	—	—	—	(590)
Non-cash changes: interest expense and other	—	—	3,977	5,800	1,714	77	7	61	4,198	15,834
Non-cash changes: amortized cost remeasurement	—	—	—	—	—	—	—	—	(3,404)	(3,404)
Non-cash changes: other fair value remeasurement	—	—	—	—	1,367	—	—	—	—	1,367
Non-cash changes : subsidies	—	—	—	—	—	—	(4,070)	—	—	(4,070)
Non cash changes: additional leases	—	—	—	—	—	—	—	2,221	—	2,221
Non cash changes : Effect of the change in foreign	—	—	—	—	—	—	—	17	—	17
AS OF DECEMBER 31, 2024	—	—	23,370	46,401	21,574	2,488	—	2,363	13,023	109,218
Proceeds	—	—	—	—	—	—	—	—	—	—
Repayments	—	—	—	(53,920)	(2,188)	(2,514)	—	(910)	—	(59,532)
Interest paid	—	—	(1,875)	(3,791)	(689)	(72)	—	(64)	—	(6,491)
Non-cash changes: (gain)/ loss on recognition or derecognition	—	—	—	3,838	(1,557)	—	—	—	—	2,281
Non-cash changes: interest expense and other	—	—	2,860	7,472	778	99	—	64	5,927	17,200
Non-cash changes: amortized cost remeasurement	—	—	—	—	—	—	—	(7)	11,286	11,278
Non-cash changes: other fair value remeasurement	—	—	—	—	36,002	—	—	—	—	36,002
Non-cash changes: conversion into shares	—	—	(24,354)	—	(53,921)	—	—	—	—	(78,275)
Non cash changes: additional leases	—	—	—	—	—	—	—	444	—	444
Non cash changes : Effect of the change in foreign currency exchange rates	—	—	—	—	—	—	—	(33)	—	(33)
AS OF DECEMBER 31, 2025	—	—	—	—	—	—	—	1,856	30,237	32,093
For the year ended December 31, 2023, proceeds from the issuance of the Kreos / Claret OCABSA are presented net of transaction costs, amounting to €1,881 thousand. Net proceeds from convertible loan notes of €55,841 disclosed in the Consolidated Statements of
Cash Flows also include transaction fees of (i) €750 thousands related to the Kreos / Claret B and C tranches and recorded in prepaid expenses (see Note 10) and (ii) €1,528 thousand related to the Heights convertible notes.
For the year ended December 31, 2023, repayments of the OCEANE are presented net of the repurchase of the conversion option, valued at €1,762 thousand on the date of repayment, which is presented in Note 15.11. The aggregate repayment amounts to
€25,000 thousand.
For the year ended December 31, 2024, proceeds from the issuance of the Kreos / Claret tranches B and C bond loans are presented net of transaction costs and deposits (corresponding to the prepayments of half of the last debt installments on issuance date) included in the debt discount using the EIR method, and amounting to €1,475 thousand and €1,081 thousand respectively. Net proceeds from non-convertible bond loans of €48,544 thousand disclosed in the Unaudited Condensed Consolidated Statements of Cash Flows do not
include transaction fees of (i) €500 thousand related to the Kreos / Claret tranche A-B warrants classified as prepaid expenses as of
December 31, 2023.
For the year ended December 31,2025, repayments of the Kreos / Claret tranches B and C bond loans include end-of loan exit fees and future interests discounted at a 4% rate, as per the terms of the prepayment option (see Note 15.1).
Note 15.11. Change in derivative instruments
Changes in derivative instruments, are presented below as of December 31, 2023, 2024 and 2025 :

(amounts in thousands of euros)	Kreos A BSA	Kreos B BSA	OCEANE conversion option	Kreos/Claret BSA	Kreos/Claret Minimal Return Indemnifications	Total
DERIVATIVE FINANCIAL INSTRUMENTS
AS OF JANUARY 1, 2023	275	149	142	—	—	566
(+) Issuance	—	—	—	3,585	—	3,585
(+) Increase in fair value	986	440	1,620	—	—	3,046
(-) Decrease in fair value	—	—	—	(1,006)	—	(1,006)
(-) Repurchases	(489)	(339)	(1,762)	—	—	(2,591)
(-) Exercises	(771)	(250)	—	—	—	(1,021)
AS OF DECEMBER 31, 2023	—	—	—	2,579	—	2,579
(+) Issuance	—	—	—	—	2,158	2,158
(+) Increase in fair value	—	—	—	—	1,462	1,462
(-) Decrease in fair value	—	—	—	(1,413)	—	(1,413)
AS OF DECEMBER 31, 2024	—	—	—	1,166	3,620	4,786
(+) Increase in fair value	—	—	—	29,935	—	29,935
(-) Decrease in fair value	—	—	—	—	(3,620)	(3,620)
(-) Repurchases	—	—	—	(4,427)	—	(4,427)
(-) Exercises	—	—	—	(26,674)	—	(26,674)
AS OF DECEMBER 31, 2025	—	—	—	—	—	—
Details related to these instruments' accounting treatments and terms and conditions are set forth in Notes 15.1 to 15.5.
The repurchases of the Kreos A&B BSA (2023) and Kreos BSA (2025) were carried as part of the implementation of the cashless exercises of these share warrants and were therefore not settled in cash.
Note 15.12. Breakdown of financial liabilities by maturity
The following are the remaining contractual maturities of financial liabilities as of December 31, 2023, 2024 and 2025. The amounts are gross and undiscounted, and include contractual interest payments.

(amounts in thousands of euros)	AS OF DECEMBER 31, 2023
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS

Heights convertible notes	29,605	36,750	10,522	9,997	16,231	—
Kreos/Claret convertible notes (OCABSA)	21,643	30,903	2,250	2,250	26,403	—
PGE	3,678	3,880	1,293	1,293	1,293	—
Conditional advances Bpifrance	6,771	6,813	3,697	1,490	1,626	—
Royalty certificates	12,229	—	—	—	—	—
Lease liabilities	540	575	406	162	7	—
Derivative instruments	2,579	2,579	2,579	—	—	—
Total financial liabilities	77,045	81,500	20,747	15,192	45,561	—

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS

Heights convertible notes	21,574	24,063	8,750	8,750	6,563	—
Kreos/Claret convertible notes (OCABSA)	23,370	30,653	2,250	19,943	8,460	—
Kreos/Claret bond loans	46,401	58,080	24,016	25,715	8,348	—
PGE	2,488	2,586	1,293	1,293	—	—
Royalty certificates (1)	13,023	—	—	—	—	—
Lease liabilities	2,363	2,512	993	996	516	7
Derivative instruments	4,786	4,786	1,166	—	3,620	—
Total financial liabilities	114,004	122,680	38,468	56,698	27,507	7

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS

Royalty certificates	30,237	—	—	—	—	—
Lease liabilities	1,856	1,906	1,340	450	116	—
Total financial liabilities	32,093	1,906	1,340	450	116	—
The contractual cash flows above do not include potential future royalty payments related to the royalty certificates, amounting to 2%
of the future net sales of obefazimod (worldwide and for all indications). The amount of royalties that may be paid under the royalty certificates is capped at €172.0 million in the aggregate. Royalty payments are expected to take place before the expiry date of the certificates, which is 15 years after their issuance date (September 2, 2037), and would be included in the "from 2 to 5 years" and
"longer than 5 years" maturity categories according to management's projections.